Annual Total Returns [BarChart] - iShares Interest Rate Hedged Long-Term Corporate Bond ETF - iShares Interest Rate Hedged Long-Term Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	6.98%
Annual Return 2017	9.67%
Annual Return 2018	(3.35%)
Annual Return 2019	9.32%
Annual Return 2020	0.72%